1 Accounting policies (Details Narrative) £ / shares in Units, £ in Thousands		12 Months Ended
	Mar. 02, 2020 £ / shares	Dec. 31, 2019 GBP (£) Number £ / shares	Dec. 31, 2018 GBP (£) Number	Dec. 31, 2017 GBP (£) Number	Dec. 31, 2016 GBP (£)
DisclosureOfAccountingPoliciesLineItems [Line Items]
Accumulated deficit		£ (99,839)	£ (89,720)	£ (74,654)
Loss for the year		(10,085)	(15,030)	(16,064)
Net cash used in operating activities		(6,489)	(13,450)	(12,953)
Cash and cash equivalents		10,928	2,343	13,204	£ 17,608
Impairment charge on non financial assets
Equity offering		£ 3,700
Number of cash generating unit | Number		1	1	1
Events After Reporting Period [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Description of stock split	ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company.
Deferred Shares [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Share par value (in dollars per share) | £ / shares		£ 1
Ordinary Shares [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Share par value (in dollars per share) | £ / shares	£ 0.001	£ 0.00005
Midatech Pharma (Wales) Limited [Member] | In-Process Research and Development ("IPRD") [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Impairment charge on non financial assets				£ 1,500